Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued Liabilities

	June 30, 2024	December 31, 2023
Accrued expenses and reimbursements	$1,265	$858
Accrued compensation and benefits	290	387
Accrued bonus and commissions	231	108
Accrued insurance premium and interest	158	-
Income tax payables	56	74
Accrued transaction costs	13	13
Accrued sales and other indirect taxes payable	8	12
Accrued liabilities	$2,021	$1,452

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Accrued compensation and benefits	$387	$586
Accrued bonus and commissions	108	422
Income tax payables	74	-
Accrued rent	-	559
Accrued transaction costs	13	-
Accrued sales and other indirect taxes payable	12	86
Accrued other	858	83
Accrued liabilities	$1,452	$1,736